Finance Expenses (Details) - Schedule of finance expenses - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Finance Expenses Abstract
Interest paid and accretive interest on debentures		$ 925,451
Interest expense on long term debt		3,809
Interest on bank loans	10,422	22,996
Other interest and bank charges	44,890	23,786
Loss (gain) on redemption of debentures		18,292
Interest earned on director’s loan		(6,000)
Interest expense on lease obligations	(9,586)	3,119
Other interest income		(8,765)
Total	$ 45,726	$ 982,688